Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	September 30,	December 31,
	2014	2013
Machinery and equipment	$1,348	$1,170
Computer equipment	214	246
Office equipment	203	203
Leasehold improvements	757	745
Construction in progress	64	—

	2,586	2,364
Less: accumulated depreciation and amortization	(1,805)	(1,534)

Property and equipment, net	$781	$830

Depreciation expenses for the three and nine months ended September 30, 2014 were $101,000 and $302,000, respectively. During the same periods in the prior year, depreciation expenses were $100,000 and $301,000, respectively.

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31, 2013	December 31, 2012

Machinery and equipment	$1,170	$1,072
Computer equipment	246	347
Office equipment	203	225
Leasehold improvements	745	830

	2,364	2,474
Less: accumulated depreciation and amortization	(1,534)	(1,340)

Property and equipment, net	$830	$1,134

Depreciation expense for the years ended December 31, 2013 and 2012 were $403,000 and $420,000, respectively.